Other payables and accruals - Contract liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities
Contract liabilities	¥ 30,644	¥ 101,053
Aggregate continuing and discontinued operations
Contract liabilities
Contract liabilities	32,509	101,053
Included in assets classified as held for sale
Contract liabilities
Contract liabilities	1,865
Advances from customers for charging service discount packages | Aggregate continuing and discontinued operations
Contract liabilities
Contract liabilities	13,955	32,446
Advances from platform users | Aggregate continuing and discontinued operations
Contract liabilities
Contract liabilities	11,669	12,682
Advances from customers for energy solutions | Aggregate continuing and discontinued operations
Contract liabilities
Contract liabilities	6,501	51,926
Deferred income | Aggregate continuing and discontinued operations
Contract liabilities
Contract liabilities		3,342
Others | Aggregate continuing and discontinued operations
Contract liabilities
Contract liabilities	¥ 384	¥ 657